Salaries and Benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Salaries	R$ 473,060	R$ 478,568
Benefits	1,737	844
Total	474,797	479,412
Current	R$ 474,797	R$ 479,412